Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in goodwill consisted of the following (in thousands):

Predecessor
Balance as of January 1, 2020	$16,854
Acquisition of Bridge2 Solutions	216,575

Balance as of December 31, 2020	233,429
Foreign currency translation	(48)

Balance as of October 14, 2021	$233,381

Successor
Balance as of October 15, 2021	$1,527,071
Foreign currency translation	47

Balance as of December 31, 2021	$1,527,118

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consisted of the following (in thousands):

	Successor
	December 31, 2021
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	Indefinite	$241,320	$—	$241,320
Trademarks / trade names	Indefinite	39,470	—	39,470
Technology	4.2	67,310	(3,415)	63,895
Customer relationships	8	44,970	(1,186)	43,784

Total		$393,070	$(4,601)	$388,469

	Predecessor
	December 31, 2020
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Regulatory licenses	Indefinite	$554	$—	$554
Acquired technology	7	13,690	(1,879)	11,811
Customer relationships	12	53,620	(3,844)	49,776
Trade name	1	415	(357)	58

Total		$68,279	$(6,080)	$62,199

Schedule of Future Amortization For Definite-Lived Intangible Assets
Estimated future amortization for definite-lived intangible assets as of December 31, 2021 is as follows (in thousands):

December 31, 2021
Year ending December 31:
2022	$21,811
2023	21,811
2024	21,871
2025	18,896
2026	7,628
Thereafter	15,662

Total	$107,679